Earnings (Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Summary of Earnings (Loss) Per Share
The components of the earnings (loss) per share computation are as follows:

Earnings per share	Half-year ended
	2021/06/30	2022/06/30

Profit (loss) for the period (in € thousands)	9,058	(10,399)
Weighted average number of ordinary shares used to calculate basic earnings (loss) per share	43,686,717	49,668,718
Basic earnings (loss) per share (€/share)	0.21	(0.21)
Diluted earnings (loss) per share (€/share)	0.19	(0.21)